Condensed Consolidated Statements of Cash Flows $ in Thousands	3 Months Ended
Mar. 31, 2024 USD ($)
Cash flows from operating activities
Net loss before redeemable noncontrolling interest	$ (7,747)
Adjustments to reconcile net loss to net cash used in operating activities:
Share-based compensation	2,409
Change in fair value of private placement warrants	606
Foreign exchange transaction (gain)/loss	(23)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	380
Accounts payable and accrued expenses	(607)
Net cash used in operating activities	(4,982)
Cash flows from investing activities
Purchase of property and equipment	(7)
Purchase of research and development license	(5,000)
Net cash used in investing activities	(5,007)
Cash flows from financing activities
Net (decrease)/increase in cash and cash equivalents	(9,989)
Cash and cash equivalents, beginning of period	99,806
Cash and cash equivalents, end of period	89,817
Supplemental Disclosure of Non-Cash Investing and Financing Activities
Adjustment of redeemable noncontrolling interest from redemption value to carrying value	7,017
Purchase of property and equipment included in accounts payable and accrued expenses	$ 2